Other Provisions - Summary of Changes in Miscellaneous Other Provisions (Details) - Other - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of other provisions [line items]
At the beginning of the period/year	€ 1,876	€ 4,429	€ 8,493	€ 5,150
Provisions made during the year	3,763	1,484	10,930	8,685
Provisions used during the year	(34)	(3,968)	(7,194)	(5,285)
Provisions reversed during the year	(472)	(43)	(86)	(23)
Impact of foreign currency translation	17	(26)	(337)	(34)
At the end of the period/year	€ 5,150	€ 1,876	€ 11,806	€ 8,493